Risk Management	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
Risk Management
45.	Risk Management

(1)	Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains consistent with the prior year.
Details of the Company’s capital management accounts as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Total borrowings and debt securities	￦	69,724,581	80,529,513
Cash and cash equivalents		2,029,584	2,635,238

Net borrowings and debt securities		67,694,997	77,894,275

Total equity		70,666,846	65,311,849

Debt to equity ratio		95.79%	119.27%

(2)	Financial risk management
The Company is exposed to various risks related to its financial instruments, such as, market risk (currency risk, interest rate risk, price risk), credit risk. The Company monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. The Company uses derivative financial instruments to hedge certain risk exposures. The Company’s overall financial risk management strategy remains consistent with the prior year.

(i)	Credit risk
Credit risk is the risk of finance loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales activities, securities and derivatives. In addition, credit risk exposure may exist within financial guarantees and unused line of credits. As these financial institutions the Company makes transactions with are reputable financial institutions, the credit risk from them are considered limited. The Company decides credit transaction limits based on evaluation of client’s credit, through information obtained from the credit bureau and disclosed financial position at committing contracts.

①	Credit risk management
Electricity sales, the main operations of the Company are the necessity for daily life and industrial activities of Korean nationals and have importance as one of the national key industries. The Company dominates the domestic market supplying electricity to customers. The Company is not exposed to significant credit risk as customers of the Company are diverse and are from various industries and areas. The Company uses publicly available information and its own internal data related to trade receivables, to rate its major customers and to measure the credit risk that a counter party will default on a contractual obligation. For the incurred but not recognized loss, it is measured considering overdue period.

②	Impairment and allowance account
In accordance with the Company policies, individual material financial assets are assessed on a regular basis, trade receivables that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Value of the acquired collateral (including the confirmation of feasibility) and estimated collectable amounts are included in this assessment.
Allowance for bad debts assessed on a collective basis are recognized for (i) the group of assets which individually are not material and (ii) incurred but not recognized losses that are assessed using statistical methods, judgment and past experience.
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Cash and cash equivalents	￦	2,029,584	2,635,238
Financial assets at fair value through profit or loss(*1)		1,808,404	932,736
Derivative assets (trading)		110,764	443,027
Financial assets at fair value through other comprehensive income (debt securities)		—	491
Financial assets at amortized cost		14,422	25,273
Loans		790,162	909,071
Long-term/short-term financial instruments		2,062,103	1,728,508
Derivative assets (applying hedge accounting)		55,649	204,756
Trade and other receivables		9,780,039	10,029,276
Financial guarantee contracts(*2)		3,224,696	3,718,015

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.
As of the reporting date, there are no financial assets and non-financial assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

(ii)	Market risk
Market risk is the risk that the Company’s fair values of the financial instruments or future cash flows are affected by the changes in the market. Market risk consists of interest rate risk, foreign
currency risk and other price risk.
(iii)	Sensitivity analysis
Significant assets and liabilities with uncertainties in underlying assumptions

①	Defined benefit obligation
A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2020 and 2021 are as follows:

			2020		2021
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	488,087	(425,708)	466,832	(407,554)
Discount rate	Increase (decrease) in defined benefit obligation		(443,527)	524,856	(422,290)	499,571
Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2020 and 2021 are ￦20,960 million and ￦25,649 million, respectively.

②	Provisions
Changes in provisions due to movements in underlying assumptions as of December 31, 2020 and 2021 are as follows:

Type	Accounts	2020	2021
PCBs	Inflation rate	1.06%	1.37%
	Discount rate	1.83%	1.88%
Nuclear plants	Inflation rate	1.07%	1.41%
	Discount rate	2.20%	2.20%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%
A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2020 and 2021 are as follows:

			2020		2021
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease

			In millions of won
Discount rate	PCBs	￦	(292)	293	(222)	223
	Nuclear plants		(326,926)	336,928	(369,540)	381,026
	Spent fuel		(51,558)	53,571	(51,430)	53,438
Inflation rate	PCBs		295	(294)	224	(224)
	Nuclear plants		357,676	(347,450)	403,420	(391,754)
	Spent fuel		54,345	(52,375)	54,210	(52,245)

Management judgment effected by uncertainties in underlying assumptions

①	Foreign currency risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2020 and 2021 are as follows:

	Assets		Liabilities
Type	2020	2021	2020	2021

	In thousands of foreign currencies
AED	39,678	6,481	31,594	31,637
AUD	133	3,733	707,538	926,960
BDT	93,442	50,145	—	577
BWP	890	939	—	—
EGP	—	—	948	595
CAD	247	582	1,840	2,266
CHF	—	—	500,406	500,230
CZK	—	—	2,033	386
EUR	310	1,809	121,069	42,981
GBP	—	—	43	—
HKD	—	—	1,651,839	1,651,665
IDR	342,496	768,731	555,241	995,510
INR	1,231,895	1,715,900	155,134	342,833
JOD	1,673	1,852	—	118
JPY	825,269	697,747	484,585	153,383
KZT	1,510	1,510	—	—
MGA	5,645,349	4,262,857	—	475,807
MMK	11,032	210,335	—	—
MYR	—	1,964	—	—
PHP	191,122	164,167	104,161	104,245
PKR	371,328	200,844	12,222	74,423
SAR	2,178	2,615	—	—
SEK	—	—	449,824	449,167
USD	1,445,522	1,381,441	12,234,563	12,023,085
UYU	78,265	90,930	1,585	3,097
VND	672,563	952,135	—	262,372
ZAR	303	31,971	—	—
A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2020 and 2021 are as follows:

		2020		2021
Type		10% Increase	10% Decrease	10% Increase	10% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(1,336,821)	1,336,821	(1,439,185)	1,439,185
Increase (decrease) of equity(*)		(1,336,821)	1,336,821	(1,439,185)	1,439,185

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.
The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency, without consideration of hedge effect of related derivatives, as of December 31, 2020 and 2021.

To manage its foreign currency risk related to foreign currency denominated receivables and payables, the Company has a policy to enter into currency forward agreements. In addition, to manage its foreign currency risk related to foreign currency denominated expected sales transactions and purchase transactions, the Company enters into currency forward agreements.
There is an economic relationship between the hedged item and the hedging instrument as the terms of cross-currency swap agreement is consistent with the terms of expected transaction (repayment of foreign debt securities and others). The hedging ratio is 1:1 as the risk of cross-currency swap agreement matches the hedged instrument. As of December 31, 2021, the hedging instrument (cross-currency swap) hedges the risk of the hedged item (repayment of foreign debt securities and others).

②	Interest rate risk
The Company is exposed to interest rate risk due to its borrowing with floating interest rates. A 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2020 and 2021 are as follows:

Type		2020	2021

		In millions of won
Short-term borrowings	￦	171,518	391,897
Long-term borrowings		2,191,322	2,405,244
Debt securities		250,968	257,667

	￦	2,613,808	3,054,808

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2020 and 2021 are as follows:

		2020		2021
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(26,138)	26,138	(30,548)	30,548
Increase (decrease) of shareholder’s equity(*)		(26,138)	26,138	(30,548)	30,548

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.
The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans and borrowings. To manage this, the Company enters into interest rate swaps, in which it agrees to exchange, at specified intervals, the difference between fixed and variable rate interest amounts calculated by reference to an agreed-upon notional principal amount. The above analysis measures the interest rate risk before reflecting the hedge effect by related derivatives.

③	Electricity rates risk
Following the approval of the Ministry of Trade, Industry and Energy (MOTIE) on December 17, 2020, the Company has adopted a new pricing system, “the cost pass-through tariff system”, beginning January 1, 2021. Under the cost pass-through system, the electricity rates are not predetermined at fixed rates but change upon approval by the MOTIE under Electric Utility Act of the Republic of Korea.
The Company is exposed to electricity rates risk due to changes in government regulations and policies on national power supply schemes and electricity billing rates, in consideration of the national economy.
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2020 and 2021 is as follows:

		2020		2021
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	557,310	(557,310)	572,102	(572,102)
Increase (decrease) of shareholder’s equity(*)		557,310	(557,310)	572,102	(572,102)

(*)	The effect on the equity excluding the impact of income taxes.

(iv)	Liquidity risk
The Company has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.
In addition, the Company has established credit lines on its trade financing and bank overdrafts, and through payment guarantees it has received, it maintains an adequate credit (borrowing) line. In addition, the Company has the ability to utilize excess cash or long-term borrowings for major construction investments.
The expected maturities for non-derivative financial liabilities as of December 31, 2020 and 2021 in detail are as follows:

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	12,413,346	10,919,041	24,778,020	34,215,888	82,326,295
Finance lease liabilities		614,442	569,161	1,564,377	2,461,557	5,209,537
Trade and other payables		5,679,856	373,907	894,903	1,167,171	8,115,837
Financial guarantee contracts(*)		926,244	348,860	26,230	1,923,362	3,224,696

	￦	19,633,888	12,210,969	27,263,530	39,767,978	98,876,365

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	15,833,589	11,229,657	28,663,693	36,223,543	91,950,482
Lease liabilities		620,121	636,724	1,521,421	2,150,722	4,928,988
Trade and other payables		7,569,869	777,017	725,231	667,304	9,739,421
Financial guarantee contracts(*)		435,729	—	3,105,599	176,687	3,718,015

	￦	24,459,308	12,643,398	34,015,944	39,218,256	110,336,906

(*)
This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2020 and 2021 are ￦66,354 million and ￦80,841 million, respectively.

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2020 and 2021. This table, based on the undiscounted cash flows of the non-derivative financial liabilities including estimated interests, has been prepared based on the respective liabilities’ earliest maturity date.
The expected maturities for non-derivative financial assets as of December 31, 2020 and 2021 in detail are as follows:

		2020
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,029,584	—	—	—	2,029,584
Financial assets at fair value through other comprehensive income		—	—	—	358,559	358,559
Financial assets at amortized cost		13,149	1,265	8	—	14,422
Loans		78,805	385,571	325,212	31,506	821,094
Long-term/short-term financial instruments		1,483,482	252,349	386	325,886	2,062,103
Financial assets at fair value through profit or loss		1,196,101	—	2,690	682,591	1,881,382
Trade and other receivables		7,920,005	1,160,400	704,494	—	9,784,899

	￦	12,721,126	1,799,585	1,032,790	1,398,542	16,952,043

		2021
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,635,238	—	—	—	2,635,238
Financial assets at fair value through other comprehensive income		—	—	—	435,107	435,107
Financial assets at amortized cost		15,422	9,840	11	—	25,273
Loans		88,396	443,146	407,584	—	939,126
Long-term/short-term financial instruments		1,278,014	171,636	286	278,572	1,728,508
Financial assets at fair value through profit or loss		360,833	346	3,130	668,555	1,032,864
Trade and other receivables		8,123,455	1,233,703	679,048	—	10,036,206

	￦	12,501,358	1,858,671	1,090,059	1,382,234	16,832,322

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2020 and 2021 are as follows:

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		(12,777)	(22,827)	(118,704)	(4,380)	(158,688)
—Hedging		(37,858)	(39,528)	(75,450)	(55,208)	(208,044)

	￦	(50,635)	(62,355)	(194,154)	(59,588)	(366,732)

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		(6,628)	(4,954)	(33,635)	(2,291)	(47,508)
—Hedging		(2,555)	(638)	(1,914)	(23,704)	(28,811)

	￦	(9,183)	(5,592)	(35,549)	(25,995)	(76,319)

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2020 and 2021 are as follows:

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		18,332	1,529	45,237	52,163	117,261
—Hedging		11,191	—	41,206	3,252	55,649

	￦	29,523	1,529	86,443	55,415	172,910

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		93,554	54,617	202,663	105,856	456,690
—Hedging		33,564	65,198	102,760	3,235	204,757

	￦	127,118	119,815	305,423	109,091	661,447

(3)	Fair value risk
The fair value of the Company’s actively-traded financial instruments (i.e., FVTPL, FVOCI, etc.) is based on the traded market-price as of the reporting period end. The fair value of the Company’s financial assets is the amount which the asset could be exchanged for or the amount a liability could be settled for.
The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models. If there is a valuation technique commonly used by market participants to price the instrument and that technique has been demonstrated to provide reliable estimates of prices obtained in actual market transactions, the Company uses that technique.
For trade receivables and payables, the Company considers the carrying value net of impairment as fair value. While for disclosure purposes, the fair value of financial liabilities is estimated by discounting the future contractual cash flows based on current market interest rates applied to similar financial instruments.

(i)	Fair value and book value of financial assets and liabilities as of December 31, 2020 and 2021 are as follows:

		2020		2021
Type		Book value	Fair value	Book value	Fair value

		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	358,559	358,559	435,107	435,107
Derivative assets (trading)		110,764	110,764	443,027	443,027
Derivative assets (applying hedge accounting)		55,649	55,649	204,756	204,756
Financial assets at fair value through profit or loss		1,881,382	1,881,382	1,032,864	1,032,864

	￦	2,406,354	2,406,354	2,115,754	2,115,754

Assets carried at amortized cost
Financial assets at amortized cost	￦	14,422	14,422	25,273	25,273
Loans and receivables		790,162	790,162	909,071	909,071
Trade and other receivables		9,780,039	9,780,039	10,029,276	10,029,276
Long-term financial instruments		578,621	578,621	450,494	450,494
Short-term financial instruments		1,483,482	1,483,482	1,278,014	1,278,014
Cash and cash equivalents		2,029,584	2,029,584	2,635,238	2,635,238

	￦	14,676,310	14,676,310	15,327,366	15,327,366

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	157,926	157,926	56,256	56,256
Derivative liabilities (applying hedge accounting)		207,193	207,193	21,775	21,775

	￦	365,119	365,119	78,031	78,031

Liabilities carried at amortized cost
Secured borrowings	￦	63,614	63,614	176,358	176,358
Unsecured bond		64,607,401	68,839,316	73,881,671	69,803,043
Lease liabilities		4,621,096	4,621,096	4,410,503	4,410,503
Unsecured borrowings		4,808,206	5,513,242	6,471,484	5,938,613
Trade and other payables(*)		8,115,837	8,115,837	9,739,421	9,739,421
Bank overdraft		245,360	245,360	—	—

	￦	82,461,514	87,398,465	94,679,437	90,067,938

(*)	Excludes lease liabilities.

(ii)	Interest rates used for determining fair value
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread.
The discount
rates
used for calculating fair value as of December 31, 2020 and 2021 are as follows:

Type	2020	2021
Derivatives	(-) 0.73% ~ 3.08%	(-) 0.63% ~ 3.88%
Borrowings and debt securities	(-) 0.53% ~ 4.38%	(-) 0.30% ~ 4.38%
Finance lease	0.57% ~ 16.60%	0.00% ~ 16.83%

(iii)	Fair value hierarchy
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, classified as Level 1, 2 or 3, based on the degree to which the fair value is observable.
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
Level 3: Inputs that are not based on observable market data.
Fair values of financial instruments by hierarchy level as of December 31, 2020 and 2021 are as follows:

		2020
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	194,670	—	163,889	358,559
Derivative assets		—	166,413	—	166,413
Financial assets at fair value through profit or loss		—	1,875,690	5,692	1,881,382

	￦	194,670	2,042,103	169,581	2,406,354

Financial liabilities at fair value
Derivative liabilities	￦	—	365,119	—	365,119

		2021
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	273,826	—	161,281	435,107
Derivative assets		—	647,783	—	647,783
Financial assets at fair value through profit or loss		—	1,027,067	5,797	1,032,864

	￦	273,826	1,674,850	167,078	2,115,754

Financial liabilities at fair value
Derivative liabilities	￦	—	78,031	—	78,031

The fair value of financial assets (FVTPL and FVOCI) publicly traded is measured at the closing bid price quoted at the end of the reporting period. Meanwhile, the fair value of unquoted financial assets (FVTPL and FVOCI) is accounted for using the valuation results of external valuation services in which weighted average borrowing rates of interest of evaluated companies are used as the discount rates. The fair value of derivatives is measured using the discounted cash flow (DCM) model reflecting key input factors such as credit risks, interest rates and exchange rates.

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,156	359	—	623	(446)	—	5,692
Financial assets at fair value through other comprehensive income
Unlisted securities		177,968	2,900	—	(23,128)	(1)	6,150	163,889

		2021
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,692	—	—	105	—	—	5,797
Financial assets at fair value through other comprehensive income
Unlisted securities		163,889	8,929	—	(12,335)	(13)	320	160,790
Debt securities		—	500	—	—	—	(9)	491